CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks		£ 91,388	£ 76,420
Items in the course of collection from banks		242	147
Financial assets at fair value through profit or loss		180,609	206,771
Derivative financial instruments		24,753	22,051
Loans and advances to banks		10,632	7,001
Loans and advances to customers		454,899	448,567
Reverse repurchase agreements		44,865	54,753
Debt securities		9,926	6,835
Financial assets at amortised cost		520,322	517,156
Financial assets at fair value through other comprehensive income		23,154	28,137
Reinsurance assets		616	759
Investments in joint ventures and associates		385	352
Goodwill		2,655	2,320
Value of in-force business		5,419	5,514
Other intangible assets		4,786	4,196
Current tax recoverable		612	363
Deferred tax assets		5,228	3,118
Retirement benefit assets		3,823	4,531
Other assets	[1]	13,837	14,690
Total assets		877,829	886,525
Liabilities
Deposits from banks		7,266	7,647
Customer deposits		475,331	476,344
Repurchase agreements at amortised cost		48,596	31,125
Items in the course of transmission to banks		372	316
Financial liabilities at fair value through profit or loss		17,755	23,123
Derivative financial instruments		24,042	18,060
Notes in circulation		1,280	1,321
Debt securities in issue		73,819	71,552
Liabilities arising from insurance contracts and participating investment contracts		106,893	123,423
Liabilities arising from non-participating investment contracts		42,975	45,040
Other liabilities		19,090	19,947
Retirement benefit obligations		126	230
Current tax liabilities		8	6
Deferred tax liabilities		216	39
Other provisions		1,809	2,092
Subordinated liabilities		10,730	13,108
Total liabilities		830,308	833,373
Equity
Share capital		6,729	7,102
Share premium account		18,504	18,479
Other reserves		6,602	11,189
Retained profits		10,145	10,241
Ordinary shareholders’ equity		41,980	47,011
Other equity instruments		5,297	5,906
Ordinary shareholders’ equity		47,277	52,917
Non-controlling interests		244	235
Total equity		47,521	53,152
Total equity and liabilities		£ 877,829	£ 886,525

[1]	1 See note 1 regarding changes to presentation.